Advances to suppliers Allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance at beginning of period	$ 3,717,708	$ 3,699,890
Change of allowance for doubtful accounts	738,922	(53,436)
Write off	0	(15,631)
Translation adjustments	(299,869)	86,885
Balance at end of period	4,156,761	3,717,708
Suppliers Member
Balance at beginning of period	38,746	179,095
Change of allowance for doubtful accounts	49,038	(144,549)
Write off	(18,030)	(5)
Translation adjustments	(4,127)	4,205
Balance at end of period	$ 65,627	$ 38,746